INCOME TAXES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Income Taxes
INCOME TAXES

5. Income Taxes

   The benefit/provision for income taxes for the three and nine months ended July 31, 2013 is based on a full calculation under FASB ASC 740, “Income Taxes”.  Two significant land sales occurred during the three months ended July 31, 2013, therefore a calculation of the benefit /provision was deemed necessary. The benefit for income taxes for the three and nine months ended July 31, 2012 is estimated using the estimated annual effective tax rate for the fiscal years ending October 31, 2013 and 2012.  The effective income tax rate for the first nine months of the Companies’ fiscal year ending October 31, 2013 (such fiscal year “Fiscal 2013”) and Fiscal 2012 was estimated at 34%.

   The Companies’ practice is to recognize interest and/or penalties related to income tax matters as income tax expense in its combined financial statements. As of and for the nine months ended July 31, 2013, no interest and penalties have been accrued in the combined balance sheet and no expense is reflected in the combined statement of operations.  At July 31, 2013, federal and state tax returns for fiscal years ending October 31, 2009 and later are subject to future examination by the respective tax authorities.

7.  INCOME TAXES:

   The credit for income taxes from continuing operations is as follows:

	10/31/12	10/31/11	10/31/10
Currently payable:
Federal	$65,000	$0	($5,000)
State	2,000	2,000	2,000
	67,000	2,000	(3,000)
Deferred:
Federal	(680,000)	(1,331,000)	(1,995,000)
State	(659,000)	2,000	(185,000)
	(1,339,000)	(1,329,000)	(2,180,000)
Total	($1,272,000)	($1,327,000)	($2,183,000)

   A reconciliation between the amount computed using the statutory federal income tax rate of 34% and the actual credit for income taxes is as follows:

	10/31/12	10/31/11	10/31/10
Computed at statutory rate	($845,000)	($1,330,000)	($2,039,000)
State income taxes, net of federal income tax	(433,000)	2,000	(121,000)
Nondeductible expenses	1,000	1,000	(24,000)
Other	5,000	0	1,000
(Credit) provision for income taxes from continuing operations	($1,272,000)	($1,327,000)	($2,183,000)

   The components of the deferred tax assets and liabilities as of October 31, 2012 and 2011 are as follows:

	10/31/12	10/31/11
Deferred tax assets:
Accrued expenses	27,000	$27,000
Deferred income	158,000	147,000
Defined benefit pension	2,014,000	1,553,000
Asset impairment	1,408,000	2,132,000
AMT credit carryforward	424,000	364,000
Net operating losses	4,662,000	6,287,000
Valuation allowance	(2,528,000)	(2,778,000)
Contribution carryforward	32,000	32,000
Stock options	164,000	164,000
Deferred tax asset	6,361,000	7,928,000

	10/31/12	10/31/11
Deferred tax liability:
Depreciation	6,777,000	9,398,000
Land basis	66,000	834,000
	6,843,000	10,232,000

Deferred income tax liability, net	$482,000	$2,304,000

   At October 31, 2012, the Companies have approximately $424,000 of Alternative Minimum Tax (AMT) credit carryforward available to reduce future income taxes.  The AMT credit has no expiration date.

   At October 31, 2012, the Companies had available approximately $6,276,000 of federal net operating loss carryforwards which will expire from 2025 to 2032. The Companies also have state net operating loss carryforwards of approximately $25,305,000 that will expire from 2020 to 2032.  The Companies have recorded a valuation allowance against state net operating losses, which are not expected to be utilized.

   The Companies recognize interest and/or penalties related to income tax matters in income tax expense.

   At October 31, 2012, the Companies had unsettled federal tax returns for Fiscal 2009, 2010 and 2011 and unsettled state tax returns for Fiscal 2009, 2010 and 2011 for the states of Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina, Texas and Colorado.